Lease	12 Months Ended
Dec. 31, 2024
Lease
Lease

12. Lease

As a lessee:

Operating lease assets primarily represents various facilities under non-cancelable operating leases expiring within one to ten years. Lease costs are included in either selling or general and administrative expenses depending on the use of the underlying asset. Operating lease expenses, including the short-term lease cost which was immaterial, were RMB98,943, RMB85,745 and RMB64,398 for the years ended December 31, 2022, 2023 and 2024, respectively. Cash payments against operating lease liabilities were RMB93,525 and RMB59,837 for the years ended December 31, 2023 and 2024, respectively.

Supplemental consolidated balance sheet information related to leases was as follows:

	As of December 31,
	(Amount in Thousands)
	2023	2024	2024
	RMB	RMB	US$
Operating leases:
Operating lease right-of-use assets	139,019	121,115	16,593

Current portion of lease liabilities	61,826	44,888	6,150
Non-current portion of lease liabilities	76,533	75,725	10,374
Total operating lease liabilities	138,359	120,613	16,524

Weighted average remaining lease term (years)	2.70	3.74
Weighted average discount rate	4.73%	3.14%

The maturities of operating lease liabilities for the next five years and thereafter as of December 31, 2023 and 2024, are as follows:

	As of December 31,
	(Amount in Thousands)
	2023	2024	2024
	RMB	RMB	US$
Within 1 year	68,308	47,208	6,467
Between 1 and 2 years	43,221	38,430	5,265
Between 2 and 3 years	25,312	27,363	3,749
Between 3 and 4 years	13,334	9,960	1,365
Between 4 and 5 years	—	527	72
Total lease payment	150,175	123,488	16,918
Less imputed interest	(11,816)	(2,875)	(394)
Total	138,359	120,613	16,524